FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Derivatives financial instruments
Current			R$ 87,643	R$ 68,943
Non Current			76,762	144,050
Current			(5,239)	(183,212)
Non Current			(15,412)	(1,404)
Total			143,754	28,377
Carrying amount			8,461,841	9,224,074	R$ 10,221,290
Foreign currency swaps US $
Derivatives financial instruments
Notional Value			237,384
Carrying amount			225,254
Foreign currency swaps Euro
Derivatives financial instruments
Notional Value			70,946
Foreign currency swaps maturing through February 9, 2018
Derivatives financial instruments
Notional Value			56,071
Currency risk affecting net amount payable | €		€ 70,683
Currency risk affecting net amount receivable | $	$ 56,081
Foreign currency swaps maturing through 2019 to hedge the risk of IPCA
Derivatives financial instruments
Notional Value			39,497
Carrying amount			40,322
Foreign currency swaps maturing through 2019 to hedge the risk of TJLP
Derivatives financial instruments
Notional Value			390,314
Carrying amount			441,167
Foreign currency swaps maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA
Derivatives financial instruments
Notional Value			224,820
Carrying amount			217,178
Foreign currency swaps maturing 2016 through 2018 to hedge IGP-DI
Derivatives financial instruments
Notional Value			42,842
Long position
Derivatives financial instruments
Notional Value			1,166,777	2,739,524
Accumulated effects from fair value Amount receivable or payable			164,405	212,993
Current			87,643	68,943
Non Current			76,762	144,050
Long position | Floating interest rate
Derivatives financial instruments
Notional Value			643,589	898,324
Accumulated effects from fair value Amount receivable or payable			28,263	31,987
Long position | CDI
Derivatives financial instruments
Notional Value			249,239	254,883
Accumulated effects from fair value Amount receivable or payable			82	3,979
Long position | TJLP
Derivatives financial instruments
Notional Value			394,350	643,441
Accumulated effects from fair value Amount receivable or payable			28,181	28,008
Long position | Inflation rates
Derivatives financial instruments
Notional Value			197,039	318,602
Accumulated effects from fair value Amount receivable or payable			33,266	22,244
Long position | IPCA
Derivatives financial instruments
Notional Value			166,775	192,318
Accumulated effects from fair value Amount receivable or payable			33,266	17,998
Long position | IGPM
Derivatives financial instruments
Notional Value			30,264	126,284
Accumulated effects from fair value Amount receivable or payable				4,246
Long position | Foreign currency
Derivatives financial instruments
Notional Value			326,149	1,522,598
Accumulated effects from fair value Amount receivable or payable			102,876	158,762
Long position | US Dollar
Derivatives financial instruments
Notional Value			201,445	742,137
Accumulated effects from fair value Amount receivable or payable			49,110	73,833
Long position | Euro
Derivatives financial instruments
Notional Value			11,000	70,064
Accumulated effects from fair value Amount receivable or payable			449
Long position | LIBOR US$
Derivatives financial instruments
Notional Value			113,704	710,397
Accumulated effects from fair value Amount receivable or payable			53,317	84,929
Short position
Derivatives financial instruments
Notional Value			(1,363,491)	(2,573,351)
Accumulated effects from fair value Amount receivable or payable			(20,652)	(184,616)
Short position			(20,651)	(184,616)
Current			(5,239)	(183,212)
Non Current			(15,412)	(1,404)
Short position | Foreign currency
Derivatives financial instruments
Notional Value			(411,208)	(181,469)
Short position			(4,235)	(71)
Short position | US Dollar
Derivatives financial instruments
Notional Value			(354,356)	(88,710)
Short position			(4,235)	(71)
Short position | US Dollar | Floating interest rate
Derivatives financial instruments
Notional value for short position			(952,283)	(2,391,882)
Short position			(16,417)	(184,545)
Short position | Euro | CDI
Derivatives financial instruments
Notional value for short position			(952,283)	(2,391,882)
Short position			(16,417)	(184,545)
Short position | LIBOR US$
Derivatives financial instruments
Notional Value			R$ (56,852)	R$ (92,759)